Balances and transactions with related parties: (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commercial income:
Revenue	$ 15,410,241	$ 12,589,818	$ 9,753,491
Stockholders:
Technical assistance (Note 13.4)	(386,249)	(346,487)	(288,111)
Related parties:
Leasing	5,232	5,019
Other	(177,330)	(144,322)	(114,347)
Autobuses de Oriente, S. A. de C. V. [member]
Commercial income:
Revenue	14,455	11,770	9,615
Autobuses Golfo Pacífico, S. A. de C. V [member]
Commercial income:
Revenue	7,014	6,382	5,947
Coordinados de Mexico de Oriente, S. A. de C. V. [member]
Commercial income:
Revenue	150	139	134
Aerostar [member]
Interest income:
Aerostar (joint venture) (Note 8)		69,202	83,483
Related parties [member]
Related parties:
Leasing	(5,232)	(5,019)	(4,825)
Cleaning services	$ (10,854)	(10,239)	(9,541)
Other		$ (598)	$ (2,473)